UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-22884

                  The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                               Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                               Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

Semiannual Report — June 30, 2020

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi	Kevin V. Dreyer	Jeffrey J. Jonas, CFA
Chief Investment Officer	Co-Chief Investment Officer	Co-Chief Investment Officer	Portfolio Manager
	BA, Williams College	BSE, University of	BS, Boston College
	MBA, Columbia	Pennsylvania
	Business School	MBA, Columbia
Business School

To Our Shareholders,

For the six months ended June 30, 2020, the net asset value (NAV) total return of The Gabelli Global Small and Mid Cap Value Trust (the Fund) was (17.8)%, compared with a total return of (11.1)% for the Morgan Stanley Capital International (MSCI) World SMID Cap Index. The total return for the Fund’s publicly traded shares was (22.0)%. The Fund’s NAV per share was $11.01, while the price of the publicly traded shares closed at $8.88 on the New York Stock Exchange (NYSE). See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2020 (a) (Unaudited)					Since
	Year to Date	1 Year	3 Year	5 Year	Inception (06/23/14)

Gabelli Global Small and Mid Cap Value Trust
NAV Total Return (b)	(17.76)%	(14.52)%	(3.77)%	0.78%	1.11%
Investment Total Return (c)	(21.99)	(18.49)	(6.67)	(0.94)	(2.73)
MSCI World SMID Cap Index	(11.08)	(3.68)	2.74	4.58	4.11 (d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The MSCI World SMID Cap Index captures small and mid cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, and are net of expenses. Since inception return is based on an initial NAV of $12.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $12.00.

(d)	From June 30, 2014, the date closest to the Fund’s inception for which data are available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2020:

The Gabelli Global Small and Mid Cap Value Trust

Food and Beverage	18.1%
U.S. Government Obligations	8.9%
Health Care	6.8%
Consumer Products	6.7%
Diversified Industrial	6.5%
Entertainment	6.3%
Business Services	4.1%
Financial Services	4.0%
Machinery	3.5%
Energy and Utilities: Water	2.7%
Equipment and Supplies	2.7%
Hotels and Gaming	2.4%
Electronics	2.3%
Specialty Chemicals	2.2%
Retail	2.1%
Automotive	2.1%
Cable and Satellite	1.8%
Wireless Communications	1.6%
Broadcasting	1.5%
Automotive: Parts and Accessories	1.4%
Aerospace	1.4%
Energy and Utilities: Integrated	1.2%

Telecommunications	1.1%
Building and Construction	1.1%
Environmental Services	1.1%
Energy and Utilities: Natural Gas	0.8%
Consumer Services	0.8%
Transportation	0.7%
Computer Software and Services	0.7%
Aviation: Parts and Services	0.7%
Energy and Utilities: Electric	0.5%
Real Estate	0.5%
Publishing	0.4%
Metals and Mining	0.4%
Energy and Utilities: Services	0.4%
Manufactured Housing and Recreational Vehicles	0.3%
Closed-End Funds	0.1%
Energy and Utilities: Alternative Energy	0.1%
Educational Services	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 5, 2020, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 90.3%
	Aerospace — 1.4%
12,500	Aerojet Rocketdyne Holdings Inc.†	$239,642	$495,500
6,000	Allied Motion Technologies Inc.	212,551	211,800
9,000	Avio SpA†	123,120	154,301
11,000	Kaman Corp.	538,015	457,600
1,000	L3Harris Technologies Inc.	79,530	169,670
90,000	Rolls-Royce Holdings plc	763,091	318,274

		1,955,949	1,807,145

	Automotive — 2.1%
4,100	Ferrari NV	157,078	701,141
72,000	Navistar International Corp.†	1,449,093	2,030,400

		1,606,171	2,731,541

	Automotive: Parts and Accessories — 1.4%
92,000	Dana Inc.	1,604,400	1,121,480
49,000	Freni Brembo SpA†	354,237	452,796
4,000	Linamar Corp.	156,800	108,132
14,000	Modine Manufacturing Co.†	172,888	77,280
20,000	Uni-Select Inc.	206,559	108,574

		2,494,884	1,868,262

	Aviation: Parts and Services — 0.7%
16,000	AAR Corp.	524,459	330,720
1,000	Curtiss-Wright Corp.	69,929	89,280
4,800	Ducommun Inc.†	155,529	167,376
113,000	Signature Aviation plc	454,752	324,701

		1,204,669	912,077

	Broadcasting — 1.5%
33,766	Beasley Broadcast Group Inc., Cl. A	150,271	82,051
100,000	Corus Entertainment Inc., Cl. B	358,548	210,666
9,000	Discovery Inc., Cl. A†	240,283	189,900
101,000	Grupo Televisa SAB, ADR†	1,139,648	529,240
270,000	ITV plc	602,052	249,846
500	Liberty Broadband Corp., Cl. A†	25,308	61,095
1,603	Liberty Broadband Corp., Cl. C†	77,452	198,708
2,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	74,602	69,040
188	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	4,788	6,477
10,000	Sinclair Broadcast Group Inc., Cl. A	334,242	184,600
25,000	Sirius XM Holdings Inc.	131,250	146,750
8,000	TEGNA Inc.	120,564	89,120

		3,259,008	2,017,493

	Building and Construction — 1.1%
10,000	Arcosa Inc.	267,493	422,000
1,000	Bouygues SA†	42,081	34,165
1,000	Carrier Global Corp.	19,630	22,220

Shares		Cost	Market Value
28,000	GCP Applied Technologies Inc.†	$675,559	$520,240
10,000	IES Holdings Inc.†	175,174	231,700
6,000	Johnson Controls International plc	220,391	204,840

		1,400,328	1,435,165

	Business Services — 4.1%
5,000	Clarivate plc†	47,988	111,650
88,000	Diebold Nixdorf Inc.†	670,109	533,280
15,000	Fly Leasing Ltd., ADR†	211,542	123,150
60,500	Herc Holdings Inc.†	2,149,301	1,859,165
56,000	JCDecaux SA†	1,775,197	1,041,255
13,000	Loomis AB†	385,730	310,554
30,000	Macquarie Infrastructure Corp.	1,267,872	920,700
20,000	Ocean Outdoor Ltd.†	194,799	128,000
4,000	Ströeer SE & Co. KGaA	86,799	269,189
4,000	The Interpublic Group of Companies Inc.	73,388	68,640

		6,862,725	5,365,583

	Cable and Satellite — 1.8%
150	Cable One Inc.	39,459	266,227
5,000	Cogeco Communications Inc.	272,488	360,231
15,520	Liberty Global plc, Cl. A†	369,952	339,267
49,712	Liberty Global plc, Cl. C†	1,271,818	1,069,305
17,000	Liberty Latin America Ltd., Cl. C†	258,017	160,480
14,000	Megacable Holdings SAB de CV	58,687	41,078
24,000	WideOpenWest Inc.†	126,224	126,480

		2,396,645	2,363,068

	Computer Software and Services — 0.7%
5,000	AVEVA Group plc	159,484	253,519
6,000	Blucora Inc.†	45,766	68,520
35,000	Computer Task Group Inc.†	146,538	141,050
1,000	Perspecta Inc.	20,997	23,230
4,000	Rocket Internet SE†	93,061	85,790
2,000	Twitter Inc.†	33,707	59,580
2,000	Zooplus AG†	239,048	328,060

		738,601	959,749

	Consumer Products — 6.7%
1,000	Church & Dwight Co. Inc.	33,237	77,300
200	dormakaba Holding AG	98,379	109,030
19,000	Edgewell Personal Care Co.†	563,238	592,040
14,500	Energizer Holdings Inc.	551,805	688,605
4,700	Essity AB, Cl. B†	147,262	151,872
21,300	Hunter Douglas NV†	929,385	1,136,696
300	L’Oreal SA	48,139	96,295
12,000	Marine Products Corp.	84,716	166,200
12,000	Mattel Inc.†	144,172	116,040
5,000	Nilfisk Holding A/S†	125,829	68,526
600	Nintendo Co. Ltd., ADR	12,318	33,540
3,000	Salvatore Ferragamo SpA†	55,881	40,614

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
43,000	Scandinavian Tobacco Group A/S	$674,560	$634,060
6,000	Shiseido Co. Ltd.	108,513	379,810
3,500	Spectrum Brands Holdings Inc.	180,815	160,650
63,000	Swedish Match AB	2,259,348	4,428,430

		6,017,597	8,879,708

	Consumer Services — 0.8%
170,000	AA plc	228,623	48,133
3,000	Allegion plc	178,596	306,660
17,500	Ashtead Group plc	295,727	589,593
500	Boyd Group Services Inc.	72,110	74,422

		775,056	1,018,808

	Diversified Industrial — 6.5%
34,000	Ampco-Pittsburgh Corp.†	215,475	104,380
25,000	Ardagh Group SA	383,966	322,750
270,000	Canfor Corp.†	3,262,508	2,340,822
3,000	Colfax Corp.†	75,004	83,700
3,600	Crane Co.	266,344	214,056
26,800	EnPro Industries Inc.	1,803,702	1,320,972
38,000	Greif Inc., Cl. A	1,910,291	1,307,580
27,000	Griffon Corp.	431,009	500,040
1,500	Haynes International Inc.	46,097	35,040
2,000	Jardine Matheson Holdings Ltd.	117,441	83,480
3,000	Jardine Strategic Holdings Ltd.	110,028	64,650
2,400	Moog Inc., Cl. A	143,518	127,152
24,200	Myers Industries Inc.	387,061	352,110
6,000	Raven Industries Inc.	115,726	129,060
5,000	Smiths Group plc	95,104	87,480
5,000	Sulzer AG	455,146	398,438
40,000	Toray Industries Inc.	316,267	188,006
13,000	Tredegar Corp.	222,491	200,200
12,000	Trinity Industries Inc.	242,785	255,480
16,000	Ultra Electronics Holdings plc	319,974	396,114
9,000	Wartsila OYJ Abp	141,074	74,400

		11,061,011	8,585,910

	Educational Services — 0.0%
10,000	Universal Technical Institute Inc.†	26,376	69,500

	Electronics — 2.3%
7,000	Datalogic SpA	81,862	86,745
30,000	Resideo Technologies Inc.†	315,561	351,600
38,500	Sony Corp., ADR	1,480,032	2,661,505

		1,877,455	3,099,850

	Energy and Utilities: Alternative Energy — 0.1%
2,000	NextEra Energy Partners LP	93,323	102,560

	Energy and Utilities: Electric — 0.5%
31,200	Algonquin Power & Utilities Corp.	241,059	403,329

Shares		Cost	Market Value
7,500	Fortis Inc.	$222,079	$285,228

		463,138	688,557

	Energy and Utilities: Integrated — 1.2%
13,000	Avista Corp.	587,834	473,070
3,500	Emera Inc.	147,092	137,721
15,000	Hawaiian Electric Industries Inc.	481,548	540,900
100,000	Hera SpA	292,870	375,921

		1,509,344	1,527,612

	Energy and Utilities: Natural Gas — 0.8%
25,000	National Fuel Gas Co.	1,318,648	1,048,250
1,200	Southwest Gas Holdings Inc.	62,843	82,860

		1,381,491	1,131,110

	Energy and Utilities: Services — 0.4%
16,000	Dril-Quip Inc.†	621,403	476,640
15,000	KLX Energy Services Holdings Inc.†	95,004	32,250

		716,407	508,890

	Energy and Utilities: Water — 2.7%
60,600	Beijing Enterprises Water Group Ltd.	40,697	23,613
1,400	Consolidated Water Co. Ltd.	16,458	20,202
17,000	Mueller Water Products Inc., Cl. A	150,695	160,310
110,000	Primo Water Corp.	985,921	1,512,500
62,500	Severn Trent plc	1,810,976	1,919,824

		3,004,747	3,636,449

	Entertainment — 6.3%
46,000	Borussia Dortmund GmbH & Co. KGaA	308,714	298,456
290,000	Central European Media Enterprises Ltd., Cl. A†	1,297,025	1,026,600
8,000	Golden Entertainment Inc.†	100,422	71,360
500,000	GVC Holdings plc	4,335,809	4,588,372
20,000	Liberty Media Corp.-Liberty Braves, Cl. A†	507,827	401,600
21,011	Liberty Media Corp.-Liberty Braves, Cl. C†	463,038	414,757
2,400	Madison Square Garden Entertainment Corp.†	124,979	180,000
900	Madison Square Garden Sports Corp.†	112,609	132,201
6,000	Manchester United plc, Cl. A	95,044	94,980
9,900	ViacomCBS Inc., Cl. B	313,387	230,868
13,000	Vivendi SA	315,907	333,588
400,000	William Hill plc	774,105	564,036
175,000	Wow Unlimited Media Inc.†(a)(b)	163,334	38,027

		8,912,200	8,374,845

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Environmental Services — 1.1%
180,000	Renewi plc	$70,014	$58,436
2,000	Stericycle Inc.†	135,877	111,960
10,000	Tomra Systems ASA†	117,808	366,848
9,500	Waste Connections Inc.	350,547	891,005

		674,246	1,428,249

	Equipment and Supplies — 2.7%
2,000	A.O. Smith Corp.	67,562	94,240
27,500	Flowserve Corp.	1,102,691	784,300
13,000	Graco Inc.	406,365	623,870
18,000	Interpump Group SpA	249,267	534,694
37,000	Mueller Industries Inc.	1,062,626	983,460
7,000	Watts Water Technologies Inc., Cl. A	627,085	567,000

		3,515,596	3,587,564

	Financial Services — 3.8%
500	Alleghany Corp.	247,056	244,570
2,120	Digital Realty Trust Inc., REIT	277,720	301,273
53,000	FinecoBank Banca Fineco SpA†	350,403	715,436
34,000	Flushing Financial Corp.	657,469	391,680
110,000	GAM Holding AG†	614,729	252,404
1,000	Groupe Bruxelles Lambert SA	82,544	83,903
8,500	H&R Block Inc.	169,373	121,380
5,000	I3 Verticals Inc., Cl. A†	80,719	151,250
25,000	Kinnevik AB, Cl. A	850,875	654,633
47,000	Kinnevik AB, Cl. B	1,578,473	1,236,258
53,216	Oaktree Specialty Lending Corp.	306,608	237,876
64,000	Resona Holdings Inc.	314,077	218,006
18,000	Synovus Financial Corp.	653,279	369,540

		6,183,325	4,978,209

	Food and Beverage — 18.1%
7,000	Britvic plc	68,455	66,787
1,000	Campbell Soup Co.	33,430	49,630
280	Chocoladefabriken Lindt & Spruengli AG	1,410,500	2,305,135
42,500	Chr. Hansen Holding A/S	1,938,951	4,382,963
6,000	Coca-Cola Amatil Ltd.	50,599	35,857
3,000	Coca-Cola HBC AG	67,427	75,387
315,000	Davide Campari-Milano SpA	1,300,231	2,654,256
1,400	Diageo plc, ADR	155,671	188,146
2,000	Fevertree Drinks plc	25,214	50,704
1,800	Fomento Economico Mexicano SAB de CV, ADR	150,499	111,618
1,000	Heineken Holding NV	68,070	81,847
1,500	International Flavors & Fragrances Inc.	163,551	183,690
39,000	ITO EN Ltd.	967,542	2,196,064
600	J & J Snack Foods Corp.	56,239	76,278
13,000	Kameda Seika Co. Ltd.	627,202	623,663

Shares		Cost	Market Value
10,000	Kerry Group plc, Cl. A	$725,637	$1,236,967
41,500	Kikkoman Corp.	912,873	1,994,767
3,000	Luckin Coffee Inc., ADR†	19,281	6,990
103,000	Maple Leaf Foods Inc.	1,872,799	2,163,030
11,000	Massimo Zanetti Beverage Group SpA	93,025	57,467
35,000	Nomad Foods Ltd.†	615,847	750,750
5,000	Post Holdings Inc.†	311,614	438,100
800,000	Premier Foods plc†	510,358	693,894
8,500	Remy Cointreau SA	867,760	1,157,424
1,800	Symrise AG	97,498	209,307
9,000	Treasury Wine Estates Ltd.	47,872	65,090
40,000	Tsingtao Brewery Co. Ltd., Cl. H	264,487	296,755
215,000	Vitasoy International Holdings Ltd.	279,435	822,495
16,000	Yakult Honsha Co. Ltd.	826,068	940,959

		14,528,135	23,916,020

	Health Care — 6.3%
24,000	Bausch Health Cos. Inc.†	504,670	438,960
1,600	Bio-Rad Laboratories Inc., Cl. A†	474,127	722,384
150	Bio-Rad Laboratories Inc., Cl. B†	35,257	67,818
4,500	BioTelemetry Inc.†	179,778	203,355
2,700	Cantel Medical Corp.	133,197	119,421
6,000	Cardiovascular Systems Inc.†	142,342	189,300
5,000	CareDx Inc.†	160,580	177,150
2,000	Charles River Laboratories International Inc.†	265,090	348,700
7,000	Clovis Oncology Inc.†	109,190	47,250
10,004	Cutera Inc.†	181,299	121,749
3,500	DaVita Inc.†	250,192	276,990
4,000	DENTSPLY SIRONA Inc.	144,206	176,240
2,000	Draegerwerk AG & Co. KGaA†	111,590	133,022
5,500	Endo International plc†	53,221	18,865
35,000	Evolent Health Inc., Cl. A†	532,942	249,200
3,000	Gerresheimer AG	207,210	276,717
1,750	ICU Medical Inc.†	321,152	322,543
4,000	Idorsia Ltd.†	41,180	127,922
10,600	InfuSystem Holdings Inc.†	45,649	122,324
4,000	Integer Holdings Corp.†	194,771	292,200
1,500	Ligand Pharmaceuticals Inc.†	143,700	167,775
3,000	NeoGenomics Inc.†	84,339	92,940
21,250	Option Care Health Inc.†	236,646	294,950
4,500	Orthofix Medical Inc.†	156,521	144,000
44,000	Patterson Cos. Inc.	1,134,236	968,000
7,000	Perrigo Co. plc	357,874	386,890
12,000	Personalis Inc.†	156,819	155,640
6,000	Portola Pharmaceuticals Inc.†	106,858	107,940
8,000	PPD Inc.†	213,944	214,400
4,798	Semler Scientific Inc.†	148,683	220,708
6,000	SurModics Inc.†	167,603	259,440
2,000	Teladoc Health Inc.†	91,560	381,680

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
15,000	Tenet Healthcare Corp.†	$359,498	$271,650
500	The Cooper Companies Inc.	67,943	141,820
200	Zoetis Inc.	7,312	27,408

		7,521,179	8,267,351

	Hotels and Gaming — 2.4%
2,500	Eldorado Resorts Inc.†	80,592	100,150
901	Flutter Entertainment plc†	80,235	118,285
24,000	Full House Resorts Inc.†	70,181	31,920
62,000	International Game Technology plc	985,049	551,800
866,250	Mandarin Oriental International Ltd.	1,531,058	1,308,037
12,000	MGM Resorts International	355,265	201,600
10,000	Red Rock Resorts Inc., Cl. A	243,950	109,100
260,000	The Hongkong & Shanghai Hotels Ltd.	366,870	235,159
7,000	Wynn Resorts Ltd.	826,748	521,430

		4,539,948	3,177,481

	Machinery — 3.5%
19,500	Astec Industries Inc.	710,186	903,045
300	Bucher Industries AG	78,593	86,379
170,031	CNH Industrial NV, Borsa Italiana†	1,466,939	1,189,728
250,000	CNH Industrial NV, New York†	2,091,885	1,757,500
500	Otis Worldwide Corp.	31,230	28,430
11,000	Twin Disc Inc.†	152,915	60,940
9,000	Xylem Inc.	478,122	584,640

		5,009,870	4,610,662

	Manufactured Housing and Recreational Vehicles — 0.3%
2,000	Cavco Industries Inc.†	147,003	385,700

	Metals and Mining — 0.4%
2,000	Allegheny Technologies Inc.†	31,636	20,380
1,125	Arconic Corp.†	12,314	15,671
25,000	Cameco Corp.	245,432	256,250
6,000	TimkenSteel Corp.†	47,761	23,340
5,000	Wheaton Precious Metals Corp.	96,400	220,250

		433,543	535,891

	Publishing — 0.4%
1,200	Graham Holdings Co., Cl. B	521,785	411,204
2,000	Meredith Corp.	44,609	29,100
13,000	The E.W. Scripps Co., Cl. A	188,091	113,750

		754,485	554,054

	Real Estate — 0.5%
11,001	Griffin Industrial Realty Inc.	316,480	595,924
20,000	Trinity Place Holdings Inc.†	69,280	27,600

		385,760	623,524

Shares		Cost	Market Value
	Retail — 2.1%
1,200	Aaron’s Inc.	$48,908	$54,480
4,000	AutoNation Inc.†	170,261	150,320
5,700	Avis Budget Group Inc.†	139,381	130,473
700	Biglari Holdings Inc., Cl. A†	388,947	234,500
1,400	Carvana Co.†	46,960	168,280
600	Casey’s General Stores Inc.	58,896	89,712
2,900	Fnac Darty†	132,933	119,769
38,000	Hertz Global Holdings Inc.†	367,291	53,580
1,000	Macy’s Inc.	15,642	6,880
11,000	MarineMax Inc.†	159,622	246,290
6,000	Movado Group Inc.	102,252	65,040
4,000	Penske Automotive Group Inc.	150,947	154,840
7,000	PetIQ Inc.†	164,472	243,880
15,000	Qurate Retail Inc., Cl. A†	125,738	142,500
6,000	Rush Enterprises Inc., Cl. B	265,452	213,960
400,000	Sun Art Retail Group Ltd.	441,576	683,311

		2,779,278	2,757,815

	Specialty Chemicals — 2.2%
8,000	Ashland Global Holdings Inc.	463,320	552,800
80,000	Element Solutions Inc.†	828,376	868,000
5,750	H.B. Fuller Co.	251,430	256,450
19,000	Huntsman Corp.	414,220	341,430
14,000	SGL Carbon SE†	129,553	50,804
6,000	T. Hasegawa Co. Ltd.	114,881	133,920
2,000	Takasago International Corp.	51,763	39,787
700	Treatt plc	3,479	4,324
34,021	Valvoline Inc.	683,411	657,626

		2,940,433	2,905,141

	Telecommunications — 1.1%
45,000	Communications Systems Inc.	286,415	228,150
6,000	Gogo Inc.†	24,174	18,960
6,000	Hellenic Telecommunications
	Organization SA, ADR	41,840	41,340
12,000	Loral Space & Communications Inc.	382,424	234,240
100,000	Pharol SGPS SA†	34,665	11,572
33,000	Telekom Austria AG†	210,582	228,013
45,000	Vodafone Group plc, ADR	1,101,405	717,300

		2,081,505	1,479,575

	Transportation — 0.7%
17,500	Fortress Transportation and Infrastructure Investors LLC	260,947	227,325
12,500	GATX Corp.	837,621	762,250

		1,098,568	989,575

	Wireless Communications — 1.6%
62,500	Millicom International Cellular SA, SDR	3,463,399	1,635,241

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Wireless Communications (Continued)
14,000	United States Cellular Corp.†	$524,423	$432,180

		3,987,822	2,067,421

	TOTAL COMMON STOCKS	114,337,821	119,348,114

	CLOSED-END FUNDS — 0.1%
25,000	MVC Capital Inc.	273,740	163,250

	MANDATORY CONVERTIBLE SECURITIES (c) — 0.3%
	Health Care — 0.3%
7,000	Avantor Inc., 6.250%, Ser. A, 05/15/22	356,565	401,800

	PREFERRED STOCKS — 0.2%
	Financial Services — 0.2%
18,200	The Phoenix Companies Inc., 7.450%, 01/15/32	333,127	244,381

	RIGHTS — 0.2%
	Health Care — 0.2%
45,000	Achillion Pharmaceuticals Inc., CVR†	0	22,500
55,000	Bristol-Myers Squibb Co., CVR†	174,824	196,900
1,500	Tobira Therapeutics Inc., CVR†(d)	90	90

	TOTAL RIGHTS	174,914	219,490

	WARRANTS — 0.0%
	Energy and Utilities: Services — 0.0%
539	Weatherford International plc, expire 12/13/23†	0	92

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 8.9%
$11,715,000	U.S. Treasury Bills, 0.097% to 1.547%††, 07/23/20 to 11/27/20	11,709,791	11,712,071

TOTAL INVESTMENTS — 100.0%		$127,185,958	132,089,198

Market Value
Other Assets and Liabilities (Net)	$(80,277)

PREFERRED SHARES (1,200,000 preferred shares outstanding)	(30,000,000)

NET ASSETS — COMMON SHARES (9,268,655 common shares outstanding)	$102,008,921

NET ASSET VALUE PER COMMON SHARE ($102,008,921 ÷ 9,268,655 shares outstanding)	$11.01

(a)

At June 30, 2020, the Fund held an investment in a restricted and illiquid security amounting to $38,027 or 0.03% of the Fund’s total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Dates	Acquisition Cost	06/30/20 Carrying Value Per Share
175,000	Wow Unlimited Media Inc.	06/05/18- 03/18/19	$163,334	$0.2173
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

	% of Total	Market
Geographic Diversification	Investments	Value
United States	47.3%	$62,454,929
Europe	37.3	49,189,984
Japan	7.1	9,410,027
Canada	5.1	6,706,682
Asia/Pacific	2.7	3,625,438
Latin America	0.5	702,138

Total Investments	100.0%	$132,089,198

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $127,185,958)	$132,089,198
Cash	19,845
Foreign currency, at value (cost $3,825)	3,827
Receivable for investments sold	62,477
Dividends receivable	258,338
Deferred offering expense	4,063
Prepaid expenses	1,841

Total Assets	132,439,589

Liabilities:
Distributions payable	22,708
Payable for fund shares redeemed	32,922
Payable for investments purchased	25,280
Payable for investment advisory fees	98,605
Payable for legal and audit fees	40,102
Payable for payroll expenses	28,142
Payable for accounting fees	11,250
Payable for shareholder communications expenses	125,462
Other accrued expenses	46,197

Total Liabilities	430,668

Cumulative Preferred Shares, $0.001 par value:
Series A Preferred Shares (5.450%, $25 liquidation value, 1,200,000 shares authorized, issued, and outstanding)	30,000,000

Net Assets Attributable to Common Shareholders	$102,008,921

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$103,629,189
Total accumulated losses	(1,620,268)

Net Assets	$102,008,921

Net Asset Value per Common Share:
($102,008,921 ÷ 9,268,655 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$11.01

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $64,095)	$837,182
Interest	70,050

Total Income	907,232

Expenses:
Investment advisory fees	664,086
Shareholder communications expenses	79,893
Payroll expenses	50,527
Legal and audit fees	27,952
Custodian fees	27,013
Trustees’ fees	25,609
Accounting fees	22,500
Shareholder services fees	13,223
Interest expense	279
Miscellaneous expenses	38,755

Total Expenses	949,837

Less:
Expenses paid indirectly by broker (See Note 3)	(1,072)

Net Expenses	948,765

Net Investment Loss	(41,533)

Net Realized and Unrealized Loss on Investments and Foreign Currency:
Net realized loss on investments	(4,397,459)
Net realized loss on foreign currency transactions	(1,377)

Net realized loss on investments and foreign currency transactions	(4,398,836)

Net change in unrealized appreciation/depreciation:
on investments	(18,925,902)
on foreign currency translations	(1,072)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(18,926,974)

Net Realized and Unrealized Loss on Investments and Foreign Currency	(23,325,810)

Net Decrease in Net Assets Resulting from Operations	(23,367,343)

Total Distributions to Preferred Shareholders	(817,500)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(24,184,843)

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income/(loss)	$(41,533)	$1,067,266
Net realized gain/(loss) on investments and foreign currency transactions	(4,398,836)	3,439,805
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(18,926,974)	15,848,093

Net Increase/(Decrease) in Net Assets Resulting from Operations	(23,367,343)	20,355,164

Distributions to Preferred Shareholders
Accumulated earnings	—	(1,635,000)
Return of capital	(817,500)*	—

Total Distributions to Preferred Shareholders	(817,500)	(1,635,000)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(24,184,843)	18,720,164

Distributions to Common Shareholders:
Accumulated earnings	—	(3,712,856)
Return of capital	(2,982,967)*	(1,632,096)

Total Distributions to Common Shareholders	(2,982,967)	(5,344,952)

Fund Share Transactions:
Net decrease from repurchase of common shares	(1,812,476)	(2,739,444)

Net Decrease in Net Assets from Fund Share Transactions	(1,812,476)	(2,739,444)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(28,980,286)	10,635,768

Net Assets Attributable to Common Shareholders:
Beginning of year	130,989,207	120,353,439

End of period	$102,008,921	$130,989,207

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2020	For the Year Ended December 31,
	(Unaudited)	2019	2018		2017		2016	2015
Operating Performance:
Net asset value, beginning of year	$13.85	$12.41	$14.63		$12.57		$12.20	$11.86

Net investment income/(loss)	(0.01)	0.11 (a)	0.07		(0.01	)(b)	0.10	(0.02	)(b)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(2.45)	2.01	(2.25)		3.34		0.60	0.34

Total from investment operations	(2.46)	2.12	(2.18)		3.33		0.70	0.32

Distributions to Preferred Shareholders: (c)
Net investment income	—	(0.05)	(0.05)		(0.04)		(0.04)	—
Net realized gain	—	(0.12)	(0.11)		(0.14)		(0.10)	—
Return of capital	(0.09)*	—	—		(0.03)		—	—

Total distributions to preferred shareholders	(0.09)	(0.17)	(0.16)		(0.21)		(0.14)	—

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(2.55)	1.95	(2.34)		3.12		0.56	0.32

Distributions to Common Shareholders:
Net investment income	—	(0.12)	—		—		(0.04)	—
Net realized gain	—	(0.28)	—		—		(0.08)	—
Return of capital	(0.32)*	(0.16)	—		—		—	—

Total distributions to common shareholders	(0.32)	(0.56)	—		—		(0.12)	—

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.03	0.05	0.13		0.01		0.07	0.02
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—	—	(0.00	)(d)	0.00	(d)	(0.14)	—
Offering costs for common shares charged to paid-in capital	—	—	(0.01)		(0.05)		—	—
Decrease in net asset value from rights offering	—	—	—		(1.02)		—	—

Total fund share transactions	0.03	0.05	0.12		(1.06)		(0.07)	0.02

Net Asset Value Attributable to Common Shareholders, End of Period	$11.01	$13.85	$12.41		$14.63		$12.57	$12.20

NAV total return †	(17.76)%	16.27%	(15.17)%		24.62%		4.02%		2.87%

Market value, end of period	$8.88	$11.84	$9.80		$12.74		$10.60	$10.40

Investment total return ††	(21.99)%	26.77%	(23.08)%		25.40%		2.40%		(0.38)%

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2020		For the Year Ended December 31,
	(Unaudited)		2019		2018		2017		2016		2015
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$132,009		$160,989		$150,353		$180,933		$127,960		—
Net assets attributable to common shares, end of period (in 000’s)	$102,009		$130,989		$120,353		$150,933		$97,960		$99,137
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	(0.08	)%(e)	0.83	%(a)		0.49%		(0.16)%		0.80%	(0.14)%
Ratio of operating expenses to average net assets attributable to common shares (f)	1.80	%(e)(g)	1.73	%(g)	1.68	%(g)	1.76	%(g)	1.72	%(g)	1.53%
Portfolio turnover rate		4.5%		34.9%		80.0%		70.4%		76.6%	114.0%
5.450% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$30,000		$30,000		$30,000		$30,000		$30,000		—
Total shares outstanding (in 000’s)	1,200		1,200		1,200		1,200		1,200		—
Liquidation preference per share	$25.00		$25.00		$25.00		$25.00		$25.00		—
Average market value (h)	$25.41		$25.51		$24.97		$25.30		$25.32		—
Asset coverage per share	$110.01		$134.16		$125.31		$150.78		$106.63		—
Asset Coverage		440%		537%		501%		603%		427%	—

†

Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Includes income resulting from special dividends. Without these dividends, the per share income amount would have been 0.06, and the net investment income ratio would have been 0.46%.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Calculated based on average common shares outstanding on record dates throughout the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(g)

Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, and 2016 would have been 1.40%, 1.40%, 1.39%, 1.39%, and 1.44%, respectively.

(h)	Based on weekly prices.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Small and Mid Cap Value Trust (the Fund) is a diversified closed-end management investment company organized as a Delaware statutory trust on August 19, 2013 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on June 23, 2014.

The Fund’s investment objective is to seek long term growth of capital. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities (such as common stock and preferred stock) of companies with small or medium sized market capitalizations (small cap and mid cap companies, respectively) and at least 40% of its total assets in the equity securities of companies located outside the U.S. and in at least three countries.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total Market Value at 6/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Entertainment	$8,336,818	$38,027	—	$8,374,845
Health Care	8,199,533	67,818	—	8,267,351
Other Industries (b)	102,705,918	—	—	102,705,918
Total Common Stocks	119,242,269	105,845	—	119,348,114
Closed-End Funds (b)	163,250	—	—	163,250
Mandatory Convertible Securities (b)	401,800	—	—	401,800
Preferred Stock (b)	—	244,381	—	244,381
Rights (b)	196,900	22,500	$90	219,490
Warrants (b)	92	—	—	92
U.S. Government Obligations	—	11,712,071	—	11,712,071
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$120,004,311	$12,084,797	$90	$132,089,198

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2020, the Fund did not have transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately three basis points.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. For the restricted securities held as of June 30, 2020, please refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities, passive foreign investment companies, and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy announced February 25, 2019, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.450% Series A Cumulative Preferred Shares (Series A Preferred) are recorded on a daily basis and are determined as described in Note 5.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$1,169,408	$514,963
Net long term capital gains	2,543,448	1,120,037
Return of capital	1,632,096	—

Total distributions paid	$5,344,952	$1,635,000

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$129,218,725	$23,776,652	$(20,906,179)	$2,870,473

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2020, the Fund did not incur any income tax, interest or penalties. As of June 30, 2020, the Adviser has reviewed the open tax years and concluded that there was no tax impact to the Fund’s net assets or results of operations. The Fund’s current federal and state tax returns will remain open for three fiscal years, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2020, the Fund paid $4,277 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,072.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2020, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2020, the Fund accrued $50,527 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $2,000 and the Nominating Committee Chairman and the Lead Trustee each receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated $5,710,368, and $9,325,376, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). On October 23, 2017, the Fund distributed one transferable right for each of the 7,735,448 common shares outstanding on that date. Three rights were required to purchase one additional common share at the subscription price of $11.50 per share in accordance with the offering document authorized by the Board. On December 12, 2017, the Fund issued 2,578,483 common shares receiving net proceeds of $29,221,362, after the deduction of offering expenses of $431,193. The NAV per share of the Fund was reduced by approximately $1.02 per share on the day the additional shares were issued below NAV. The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2020 and the year ended 2019, the Fund repurchased and retired 190,222 and 238,696 of its common shares at an investment of $1,812,476 and $2,737,794 and an average discount of 16.17% and 15.75%, respectively, from its net asset value.

Transactions in common shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Decrease from repurchase of common shares	(190,222)	$(1,812,476)	(238,696)	$(2,737,794)

The Fund’s Declaration of Trust, as amended, authorizes the issuance of 1,200,000 shares of $0.001 par value Cumulative Preferred Shares (Preferred Shares). The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

On May 10, 2016, the Fund received $28,885,357 (after underwriting discounts of $945,000 and offering expenses of $169,643) from the public offering of 1,200,000 shares of Series A Preferred. Commencing May 10, 2021 and at any time thereafter, the Fund, at its option, may redeem the Series A Preferred in whole or in part at the redemption price plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares. In addition, the Board has authorized the repurchase of Series A Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2020 and year ended December 2019, the Fund did not repurchase any of the Series A Preferred. At June 30, 2020, 1,200,000 Series A Preferred were outstanding and accrued dividends amounted to $22,708.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Shareholder Meeting – May 11, 2020 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 11, 2020. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Mario J. Gabelli, James P. Conn, and Salvatore J. Zizza as Trustees of the Fund, with 6,137,950 votes, 8,648,764 votes and 8,649,545 votes cast in favor of these Trustees, and 3,100,797 votes, 589,982 votes and 589,202 votes withheld for these Trustees, respectively.

John Birch, Anthony S. Colavita, Kevin Dreyer, Frank F. Fahrenkopf, Jr., and Kuni Nakamura continue to serve in their capacities as Trustees of the Fund.

Common and preferred shareholders, voting together as a single class, defeated a shareholder proposal (the Proposal).

The Proposal was to request that the Board consider authorizing a self-tender offer for all outstanding shares of the Fund at or close to net asset value. If more than 50% of the Fund’s outstanding shares are submitted for tender, the tender offer should be cancelled and the Fund should be liquidated or converted into an open-end mutual fund.

There were 3,349,487 votes, representing 36.3% of the voting shares, cast against the Proposal; 1,834,501 votes, representing 19.8% of the voting shares, cast in favor of the Proposal; 115,537 votes, representing 1.3% of the voting shares, abstained; and 3,939,221 votes, representing 42.6% of the voting shares, were broker non-votes.

We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

ANNUAL APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At a meeting on May 13, 2020, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one and three year periods (as of March 31, 2020) against a peer group of global RICs selected by the Adviser (the “Adviser Peer Group”) and against a peer group consisting of funds in the Fund’s Lipper category (the “Lipper Peer Group”). These peer groups included funds focused on small and/or midcap stocks. The Independent Board Members noted the Fund’s performance was below the median for the one year, three year, and five year periods as compared with the Adviser Peer Group. The Independent Board Members noted for the Lipper Peer Group, the Fund ranked 23rd out of 24 funds for the one year period and three year period and 20th out of 24 funds for the five year period. It was noted that because the Fund commenced investment operations on June 23, 2014, the Fund does not have a 10 year performance record. The Board discussed the Fund’s absolute returns as compared with its peer funds and noted that the Fund has not been in existence for long enough for the Board to be able to meaningfully evaluate its returns over a full market cycle.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser.

Economies of Scale. The Independent Board Members noted that the Fund was a closed-end fund trading at a discount to NAV and accordingly unlikely to achieve growth of the type that might lead to economies of scale that the shareholders would not participate in.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and the Lipper Peer Group and noted that the Adviser’s advisory fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund was smaller than average within the peer group and that its expense ratios were above average. The Independent Board Members noted that the management fee reflected by Lipper is the aggregate fee paid by a fund (including fees attributable to both common and preferred shares) as a percentage of the assets attributable to common shares, which may result in the calculation of a higher management fee percentage than the stated contractual fee for any funds employing leverage. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with information comparing the management fee with the fee for other types of accounts managed by an affiliate of the Adviser.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

ANNUAL APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio advisory services and good ancillary services, and an acceptable overall performance record since the Fund’s inception in 2014. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was acceptable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

John Birch

Partner,

The Cardinal Partners Global

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Kevin V. Dreyer

Managing Director,

GAMCO Investors, Inc.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Laurissa M. Martire

Vice President

Christopher W. Hart

Assistant Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GGZ Q2/2020

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2020 through 01/31/2020	Common – 26,899 Preferred Series A – N/A	Common – $11.7642 Preferred Series A – N/A	Common – 26,899 Preferred Series A – N/A	Common – 9,458,877 – 26,899 = 9,431,978 Preferred Series A – 1,200,000
Month #2 02/01/2020 through 02/29/2020	Common – 32,887 Preferred Series A – N/A	Common – $11.5678 Preferred Series A – N/A	Common – 32,887 Preferred Series A – N/A	Common – 9,431,978 – 32,887 = 9,399,091 Preferred Series A – 1,200,000
Month #3 03/01/2020 through 03/31/2020	Common – 43,100 Preferred Series A – N/A	Common – $7.9251 Preferred Series A – N/A	Common – 43,100 Preferred Series A – N/A	Common – 9,399,091 – 43,100 = 9,355,991 Preferred Series A – 1,200,000
Month #4 04/01/2020 through 04/30/2020	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 9,355,991 Preferred Series A – 1,200,000
Month #5 05/01/2020 through 05/31/2020	Common – 58,043 Preferred Series A – N/A	Common – $8.2160 Preferred Series A – N/A	Common – 58,043 Preferred Series A – N/A	Common – 9,355,991 – 58,043 = 9,297,948 Preferred Series A – 1,200,000
Month #6 06/01/2020 through 06/30/2020	Common – 29,293 Preferred Series A – N/A	Common – $9.2866 Preferred Series A – N/A	Common – 29,293 Preferred Series A – N/A	Common – 9,297,948 – 29,293 = 9,268,655 Preferred Series A – 1,200,000
Total	Common – 190,222 Preferred Series A – N/A	Common – $9.9612 Preferred Series A – N/A	Common – 190,222 Preferred Series A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 4, 2020

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2020

* Print the name and title of each signing officer under his or her signature.